LOANS TO THE PARENT CORPORATION	12 Months Ended
Dec. 31, 2020
LOANS TO THE PARENT CORPORATION
LOANS TO THE PARENT CORPORATION

14.  LOANS TO THE PARENT CORPORATION

From 2018 to 2020, Quebecor entered into various loan agreements with the Corporation pursuant to which the Corporation made available to Quebecor, by way of one or multiple drawdowns, non-revolving unsubordinated or subordinated and unsecured loans. The loans were bearing interest at rates  from 3.50% to 5.75%.  All loans were fully reimbursed on November 30, 2020. As of December 31, 2019, Quebecor had drawn down a total amount of $701.1 million on these loans.